INCOME TAXES - Income Tax Recovery Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Incomes Taxes [Abstract]
Net loss before tax	$ (50,534)	$ (11,721)
Statutory tax rate	26.50%	26.50%
Tax benefit at statutory rate	$ (13,392)	$ (3,106)
Foreign tax rates	(21,367)	(15,562)
Other	0	132
Non taxable/deductible items	1,914
Non taxable/deductible items		(676)
Change in unrecognized deferred tax assets due to exchange rates	(2,424)	3,427
Change in unrecognized deferred tax assets due to impairment	19,867	0
Change in unrecognized deferred tax assets	42,841	28,135
Tax expense	$ 27,439	$ 12,350